SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Supplemental Consolidated Balance Sheets Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warranty provision [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 353	$ 325	$ 243
Additions	136	28	82
Deductions	(111)	0	0
Balance, ending	378	353	325
Provision for current expected credit losses [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	400	345	527
Additions	0	150	90
Deductions	(228)	(95)	(272)
Balance, ending	$ 172	$ 400	$ 345